Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expenses
Short-term employee benefits - Salaries	€ 65,516	€ 32,866	€ 18,617
Short-term employee benefits - Social Security	7,848	3,555	2,213
Post-employment benefits	1,072	748	441
Termination benefits	849	644	96
Share-based payment	80,644	37,208	18,527
Employer social security contributions stock options	13,443	10,794	4,918
Total employee benefits expense	€ 169,372	€ 85,815	€ 44,812